Line of Credit (Details) (USD $)	12 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2013	Dec. 31, 2013 CEE, LLC [Member]	Dec. 31, 2012 CEE, LLC [Member]	Mar. 31, 2012 Pacific Premier Bank [Member]
Line Of Credit [Line Items]
Borrowing from line of credit	$ 1,165,000	$ 21,024		$ 169,534	$ 250,000	$ 3,500,000
Line of credit facility expiration date						Jun. 06, 2014
Line of credit facility interest rate description						interest at prime rate plus 1%.
Line of credit	1,605,558	271,024
Maximum facility of credit facility			$ 2,000,000